Leases - Schedule of Recognized in Profit or Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Recognized in Profit or Loss [Abstract]
Interest on lease liabilities (note 8)	¥ 1,498	$ 205	¥ 1,321	¥ 1,108
Depreciation charge of right-of-use assets	11,134	1,525	11,632
Expense relating to short-term leases (included in administrative expenses) (note 6)	238	33	181
Total amount recognized in profit or loss	¥ 12,870	$ 1,763	¥ 13,134